UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4764
Dreyfus Premier Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6620

Date of fiscal year end:	4/30
Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Municipal Bond Fund
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.1%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	5,000,000	5,254,950
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)	5.13	2/1/09	4,000,000 a	4,165,360
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/20	3,000,000	3,218,100
Arkansas--.8%
Lake Hamilton, School District
Number 005 (Capital
Improvement) (Insured; AMBAC)	5.50	4/1/29	4,600,000	4,703,960
California--10.5%
California,
GO	5.63	5/1/10	1,465,000 a	1,576,911
California,
GO	5.63	5/1/10	2,530,000 a	2,717,751
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,234,150
California,
GO (Various Purpose)	5.00	2/1/33	5,000,000	5,089,150
California Department of Water
Resources, Power Supply
Revenue	6.00	5/1/12	6,000,000 a	6,745,500
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC)	5.38	5/1/12	5,280,000 a	5,769,562
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.00	10/1/33	5,000,000	5,137,950
California Pollution Control
Financing Authority, PCR	7.27	6/1/14	6,355,000 b,c	7,962,688
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	6.00	1/1/07	5,000,000 a	5,049,400
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.88	6/1/42	2,170,000	2,605,714
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.90	6/1/42	1,920,000	2,308,320
Lincoln,
Special Tax (Community

Facilities District Number
2003-1)	6.00	9/1/34	3,500,000	3,694,005
Los Angeles Unified School
District (Insured; FSA)	5.25	7/1/20	4,000,000	4,288,160
Port of Oakland,
Revenue (Insured; FGIC)	5.50	11/1/20	4,085,000	4,349,708
Colorado--5.1%
Broomfield City and County,
COP (Open Space Park and
Recreation Facilities)
(Insured; AMBAC)	5.50	12/1/20	1,000,000	1,060,180
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,175,207
Colorado Housing Finance Authority
(Collateralized; FHA)	7.15	10/1/30	80,000	80,504
Colorado Housing Finance Authority
(Collateralized; FHA)	6.60	8/1/32	3,600,000	3,728,664
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,364,700
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	5.75	9/1/35	5,500,000	5,950,505
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	8,250,000	7,688,340
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/27	6,125,000	1,863,470
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	3,810,000	3,891,305
Connecticut--4.4%
Connecticut	7.02	6/15/11	4,000,000 b,c	4,551,960
Connecticut	6.52	12/15/15	3,700,000 b,c	4,552,147
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue)
(Insured; Radian)	5.50	7/1/17	4,040,000	4,314,518
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,345,000	4,651,844
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 c	8,167,920
District of Columbia--1.1%
Washington Convention Center
Authority, Dedicated Tax
Revenue (Senior Lien)
(Insured; AMBAC)	5.00	10/1/21	6,500,000	6,666,985
Florida--1.3%
Highlands County Health Facilities

Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 a	2,770,200
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,000,000	5,174,900
Georgia--1.7%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured;
AMBAC)	5.75	9/1/10	4,250,000 a	4,635,985
Georgia
	5.25	7/1/10	5,000,000 a	5,267,900
Illinois--4.3%
Carol Stream,
First Mortgage Revenue
(Windsor Park Manor Project)	6.50	12/1/07	770,000	784,853
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	2,445,000	2,508,986
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	4,000,000	4,108,000
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	102,000	102,181
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	193,218
Illinois Educational Facilities
Authority, Revenue (Chicago
University) (Insured; MBIA)	5.13	7/1/38	5,000,000	5,124,750
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,626,525
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	5.50	6/15/23	5,000,000	5,364,900
Indiana--.4%
East Chicago,
SWDR (USG Corporation Project)	6.38	8/1/29	2,485,000	2,610,940
Kansas--.9%
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,178,260

Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,267,390
Kentucky--2.2%
Mount Sterling,
LR (Kentucky League Cities
Funding)	6.10	3/1/18	5,500,000	6,328,795
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,874,740
Louisiana--.5%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,835,000	1,885,481
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,001,060
Maryland--.4%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water
Technologies Baltimore LLC
Projects)	6.45	12/1/16	2,100,000	2,154,348
Massachusetts--2.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/32	3,570,000	4,152,089
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	5,000,000	5,206,750
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,478,739
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/17	3,000,000	3,192,660
Michigan--5.5%
Dearborn Economic Development
Corp., HR (Oakwood Obligation
Group) (Insured; FGIC)	5.88	11/15/25	4,950,000	5,056,672
Detroit School District,
GO (School Building and Site
Improvement) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,110,200
Michigan Building Authority,
Revenue (Residual Certificates)	7.09	10/15/17	5,000,000 b,c	5,687,800
Michigan Strategic Fund,
SWDR (Genesee Power Station

Project)	7.50	1/1/21	7,925,000	7,903,523
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	3,250,000	3,478,313
Romulus Economic Development
Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property Insurance
Co.)	7.00	11/1/15	5,000,000	5,993,450
Minnesota--1.0%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 a	2,169,160
Minnesota Housing Finance Agency,
Single Family Mortgage	5.95	1/1/17	545,000	549,371
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,249,690
Mississippi--.4%
Mississippi Home Corp.,
SFMR (Collateralized; GNMA)	6.95	12/1/31	2,405,000	2,480,517
Missouri--2.0%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,533,726
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,502,475
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.13	12/1/10	4,000,000 a	4,394,520
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000 d	2,506,500
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	135,000	135,297
New Jersey--6.5%
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	6.01	6/15/15	2,495,000 b,c	2,819,550
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	6.01	6/15/16	2,495,000 b,c	2,819,550

New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 a	10,650
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 a	10,650
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	9,000,000	10,105,380
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	3,000,000	3,053,550
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.50	1/1/10	6,000,000 a	6,328,680
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	7.51	1/1/11	6,350,000 b,c	7,462,330
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	5,135,000	5,855,030
New Mexico--1.1%
Farmington,
PCR (Public Service Co.-San
Juan)	6.38	4/1/22	1,430,000	1,481,566
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,240,500
New York--5.4%
New York City	5.50	3/15/15	3,500,000	3,734,045
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,585,900
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	4,000,000	3,999,360
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue	6.00	6/15/10	3,085,000 a	3,364,810
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/31	6,905,000	7,164,490
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,075,365
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)

(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,554,196
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,998,225
North Carolina--2.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,895,010
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,430,900
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	1,084,490
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,772,380
Ohio--7.3%
Cincinnati,
Water Systems Revenue	5.00	12/1/20	2,420,000	2,512,976
Cincinnati,
Water Systems Revenue	5.00	12/1/21	3,825,000	3,960,749
Cleveland-Cuyahoga County Port
Authority, Revenue, Special
Assessment/Tax Increment	7.35	12/1/31	3,000,000	3,210,480
Columbus City School District
(Insured; FSA)	5.00	12/1/32	5,000,000	5,173,600
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,708,190
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	3,115,000 a	3,321,556
Hamilton County,
Sales Tax (Insured; AMBAC)	0.00	12/1/25	14,865,000	6,009,325
Ohio,
SWDR (USG Corp. Project)	5.60	8/1/32	3,527,000	3,606,393
Ohio Water Development Authority,
Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	7,300,000	7,536,447
Oklahoma--1.1%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	6,025,000	6,473,260
Oregon--.6%

Portland,
Sewer Systems Revenue
(Insured; FGIC)	5.75	8/1/10	3,500,000 a	3,753,085
Pennsylvania--3.5%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,463,231
Pennsylvania	5.00	10/1/23	10,900,000	11,462,767
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	5,000,000	5,206,500
South Carolina--2.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.09	12/1/28	5,450,000 b,c	6,501,904
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	4,385,000	4,654,107
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,126,040
Tennessee--3.8%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,694,714
Memphis Center Revenue Finance
Corp., Sports Facility Revenue
(Memphis Redbirds)	6.50	9/1/28	8,000,000	7,814,480
Shelby County Health, Educational
and Housing Facilities Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,685,000 e	726,642
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/24	5,000,000	5,411,950
Texas--4.9%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	6,100,000	6,130,683
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/28	5,000,000	5,315,350
Dallas-Fort Worth International
Airport, Facility Improvement
Corp. Revenue (American

Airlines Inc.)	7.25	11/1/30	4,505,000	4,504,324
Dallas-Fort Worth International
Airport, Joint Revenue
(Insured; FSA)	5.50	11/1/21	3,000,000	3,209,640
Sabine River Authority,
PCR (TXU Energy Co. LLC
Project)	6.15	8/1/22	2,995,000	3,237,595
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,795,190
Wichita Falls,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	8/1/24	3,000,000	3,167,190
Utah--1.4%
Carbon County,
Solid Waste Disposal Facility
Revenue (Sunnyside
Cogeneration Associates
Project)	7.10	8/15/23	8,039,000	8,539,749
Washington--2.1%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA)	7.13	7/1/16	10,425,000	12,815,036
West Virginia--.9%
West Virginia,
GO State Road (Insured; MBIA)	5.75	6/1/10	2,500,000 a	2,695,275
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center)	6.00	9/1/10	2,440,000 a	2,647,156
Wisconsin--3.5%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	13,350,000	14,860,018
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)	6.40	4/15/33	5,500,000	6,037,625
Wyoming--.4%
Wyoming Student Loan Corp.,
Student Loan Revenue	6.25	6/1/29	2,500,000	2,639,150
U.S. Related--2.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	10,400,000	657,176
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	10,000,000	333,100
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	4,000,000	4,460,920
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/13	6,000,000	6,488,580

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/32	5,500,000	5,673,250
Total Long-Term Municipal Investments
(cost $556,000,194)				582,706,462
Option--.0%			Contracts	Value ($)

Put Option
September 2006 10 Year Future
August 2006 @ 104
(cost $110,875)			500	15,625
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)	Value ($)

Idaho--.7%
Idaho Health Facilities Authority,
Revenue (Saint Lukes Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.65	8/1/06	4,190,000 f	4,190,000
Oklahoma--.8%
Oklahoma Industries Authority,
Revenue (Obligated Group
consisting of INTEGRIS Baptist
Medical Center, Inc., INTEGRIS
South Oklahoma City Hospital
Corp. and INTEGRIS Rural
Health, Inc.) (Insured; MBIA
and Liquidity Facility; JPMorgan
Chase Bank)	3.66	8/1/06	5,000,000 f	5,000,000
Total Short-Term Municipal Investments
(cost $9,190,000)				9,190,000
Total Investments (cost $565,301,069)			98.7%	591,912,087
Cash and Receivables (Net)			1.3%	7,520,669
Net Assets			100.0%	599,432,756

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $50,525,849 or 8.4% of net assets.
d	Purchased on a delayed delivery basis.
e	Non-income producing security; interest payments in default.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)